As filed with the Securities and Exchange Commission on October 26, 1999

                                              1933 Act Registration No. 2-51992
                                              1940 Act Registration No. 811-2527

                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                    FORM N-1A

         REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933

         Pre-Effective Amendment No.
                                     -----------
         Post-Effective Amendment No.     47
                                     -----------

                                       and

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940

         Amendment No.     47
                       -----------

                               ZURICH MONEY FUNDS
                               ------------------
                       (formerly named Kemper Money Funds)
               (Exact name of Registrant as Specified in Charter)

               222 South Riverside Plaza, Chicago, Illinois 60606
               --------------------------------------------------
               (Address of Principal Executive Office) (Zip Code)

       Registrant's Telephone Number, including Area Code: (312) 537-7000

     Philip J. Collora, Secretary                       With a copy to:
          Zurich Money Funds                           Cathy G. O'Kelly
       222 South Riverside Plaza                        David A. Sturms
     Chicago, Illinois 60606-5808              Vedder, Price, Kaufman & Kammholz
(Name and Address of Agent for Service)            222 North LaSalle Street
                                                   Chicago, Illinois  60601

    It is proposed that this filing will become effective

               Immediately upon filing pursuant to paragraph (b)
      --------

               on ____________, 1999 pursuant to paragraph (b)
      --------

               60 days after filing pursuant to paragraph (a)(1)
      --------

          X    on December 1, 1999 pursuant to paragraph (a)(1)
      --------

               75 days after filing pursuant to paragraph (a)(2)
      --------

               on ____________, 1999 pursuant to paragraph (a)(2) of Rule 485
      --------

If appropriate, check the following:
           X this post-effective amendment designates a new effective date for a previously filed post-effective amendment

Part A of this Post-Effective Amendment No.47 to the Registration Statement is incorporated by reference in its entirety to the Zurich Money Fund's Post-Effective Amendment No. 46 on Form N-1A filed on September 28, 1999.

Part B of this Post-Effective Amendment No.47 to the Registration Statement is incorporated by reference in its entirety to the Zurich Money Fund's Post-Effective Amendment No. 46 on Form N-1A filed on September 28, 1999.

Part C of this Post-Effective Amendment No.47 to the Registration Statement is incorporated by reference in its entirety to the Zurich Money Fund's Post-Effective Amendment No. 46 on Form N-1A filed on September 28, 1999.

                                   SIGNATURES
                                   ----------

         Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant certifies that it meets all of the requirements for effectiveness of this Registration Statement pursuant to Rule 485(a) under the Securities Act of 1933 and has duly caused this Registration Statement to be signed on its behalf by the undersigned, thereunto duly authorized, in the City of Chicago and State of Illinois, on the 26th day of October, 1999.

                                      Zurich Money Funds

                                      By /s/ Mark S. Casady
                                        ------------------------
                                        Mark S. Casady, President

         Pursuant to the requirements of the Securities Act of 1933, this Registration Statement has been signed below on October 26, 1999 on behalf of the following persons in the capacities indicated.

SIGNATURE                                   TITLE                                        DATE
---------                                   -----                                        ----


/s/ Mark S. Casady                                                                       October 26, 1999
--------------------------------------
Mark S. Casady                              President


                                                                                         October 26, 1999
--------------------------------------
Thomas W. Littauer                          Chairman and Trustee


                                                                                         October 26, 1999
--------------------------------------
John W. Ballantine                          Trustee


/s/ Lewis A. Burnham                                                                     October 26, 1999
--------------------------------------
Lewis A. Burnham*                           Trustee


/s/ Donald L. Dunaway                                                                    October 26, 1999
--------------------------------------
Donald L. Dunaway*                          Trustee


/s/ Robert B. Hoffman                                                                    October 26, 1999
--------------------------------------
Robert B. Hoffman*                          Trustee


/s/ Donald R. Jones                                                                      October 26, 1999
--------------------------------------
Donald R. Jones*                            Trustee


/s/ Shirley D. Peterson                                                                  October 26, 1999
--------------------------------------
Shirley D. Peterson*                        Trustee





SIGNATURE                                   TITLE                                        DATE
---------                                   -----                                        ----


/s/ William P. Sommers                                                                   October 26, 1999
--------------------------------------
William P. Sommers*                         Trustee



/s/ Cornelia M. Small                                                                    October 26, 1999
--------------------------------------
Cornelia M. Small                           Trustee


/s/ John R. Hebble                                                                       October 26, 1999
--------------------------------------
John R. Hebble                              Treasurer (Principal Financial and
                                            Accounting Officer)


*By:     /s/ Philip J. Collora
        ------------------------
         Philip J. Collora**

         **  Philip J. Collora signs this document
             pursuant to powers of attorney contained in Post-Effective Amendment No. 44 to the
             Registration Statement filed September 30,
             1998.

                                                               File No. 2-51992
                                                               File No. 811-2527


                       SECURITIES AND EXCHANGE COMMISSION

                             Washington, D.C. 20549



                                    EXHIBITS

                                       TO

                                    FORM N-1A

                         PRE-EFFECTIVE AMENDMENT NO. 47
                                                    -----
                            TO REGISTRATION STATEMENT

                                      UNDER

                           THE SECURITIES ACT OF 1933

                                       AND

                                AMENDMENT NO. 47
                                             -----

                            TO REGISTRATION STATEMENT

                                      UNDER

                       THE INVESTMENT COMPANY ACT OF 1940

                               ZURICH MONEY FUNDS

                                INDEX TO EXHIBITS

                                      None